Dow Jones Industrial Average Fund Expense Example - Class H [Member] - Dow Jones Industrial Average Fund - Class H	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 164
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	$ 1,971